Pension and Postretirement Benefit Plans - Long-term Target Asset Allocations Ranges and the Percentage of the Fair Value of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents, target allocation percentage, minimum	0.00%
Cash and cash equivalents, target allocation percentage, maximum	5.00%
Equity securities, target allocation percentage, minimum	25.00%
Equity securities, target allocation percentage, maximum	50.00%
Debt securities, target allocation percentage, minimum	30.00%
Debt securities, target allocation percentage, maximum	55.00%
Real estate and other investments, target allocation percentage, minimum	10.00%
Real estate and other investments, target allocation percentage, maximum	15.00%
Total target allocation percentage	100.00%
Cash and cash equivalents, percentage of plan assets	17.60%	11.30%
Equity securities, percentage of plan assets	36.00%	42.20%
Debt securities, percentage of plan assets	30.40%	33.60%
Real estate and other investments, percentage of plan assets	16.00%	12.90%
Total, percentage of plan assets	100.00%	100.00%
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents, target allocation percentage, minimum	0.00%
Cash and cash equivalents, target allocation percentage, maximum	5.00%
Equity securities, target allocation percentage, minimum	25.00%
Equity securities, target allocation percentage, maximum	50.00%
Debt securities, target allocation percentage, minimum	30.00%
Debt securities, target allocation percentage, maximum	55.00%
Real estate and other investments, target allocation percentage, minimum	10.00%
Real estate and other investments, target allocation percentage, maximum	15.00%
Total target allocation percentage	100.00%
Cash and cash equivalents, percentage of plan assets	4.40%	7.70%
Equity securities, percentage of plan assets	50.00%	49.80%
Debt securities, percentage of plan assets	32.90%	31.60%
Real estate and other investments, percentage of plan assets	12.70%	10.90%
Total, percentage of plan assets	100.00%	100.00%
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents, target allocation percentage, minimum	0.00%
Cash and cash equivalents, target allocation percentage, maximum	5.00%
Equity securities, target allocation percentage, minimum	5.00%
Equity securities, target allocation percentage, maximum	20.00%
Debt securities, target allocation percentage, minimum	5.00%
Debt securities, target allocation percentage, maximum	20.00%
Real estate, insurance contracts and other investments, minimum	65.00%
Real estate, insurance contracts and other investments, maximum	80.00%
Total target allocation percentage	100.00%
Cash and cash equivalents, percentage of plan assets	4.60%	2.90%
Equity securities, percentage of plan assets	9.70%	11.30%
Debt securities, percentage of plan assets	8.10%	8.90%
Real estate, insurance contracts and other investments, percentage of plan assets	77.60%	76.90%
Total, percentage of plan assets	100.00%	100.00%